UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2015

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 96.9%

CAYMAN ISLANDS — 5.6%
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	$33,031,000	$20,809,530
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	15,335,770
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
5.270%, 03/31/27	2,000,000	1,984,200
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.020%, 03/31/27	8,300,000	8,067,600
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	4,000
Hildene CLO, Ser 2014-2A, Cl E
5.387%, 07/19/26 (B)(D)	6,000,000	5,139,000
Peaks CLO, Ser 2014-1A
4.789%, 06/15/26	2,750,000	2,536,875
Venture CDO, Ser 2012-11A, Cl SUB
11/14/22 (B)(C)	12,500,000	9,312,500
Zais Investment Grade IX, Ser 9A, Cl B
1.145%, 04/27/52 (B)(D)	18,000,000	16,056,000

		79,245,475

IRELAND — 77.5%
ACIS CLO
6.820%, 11/01/26	10,500,000	9,555,000
Arrowpoint CLO, Ser 2014-2A, Cl SUB
03/12/26 (B)(C)	11,000,000	6,050,000
B&M CLO, Ser 2014-1A
6.039%, 04/16/26 (B)(D)	5,250,000	3,845,625
B&M CLO, Ser 2014-1A, Cl C
4.039%, 04/16/26 (B)(D)	10,000,000	8,915,000
B&M CLO, Ser 2014-1A, Cl D
5.039%, 04/16/26 (B)(D)	8,750,000	7,004,375
Battalion CLO, Ser 2012-3A, Cl SUB
01/18/25 (B)(C)	39,200,000	27,236,160
Battalion CLO, Ser 2013-4A
10/22/25 (C)	31,800,000	18,444,000
Battalion CLO, Ser 2014-7A
5.474%, 10/17/26	6,417,000	5,589,849
Battalion CLO VII, Ser 2014-7A
10/17/26 (B)(C)	11,375,000	8,645,000
Battalion CLO VIII, Ser 2015-8A, Cl D
5.711%, 04/18/27	7,750,000	6,699,100
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/27 (B)(C)	25,125,000	24,120,000
Benefit Street Partners CLO, Ser 2012-IA
10/15/25 (C)	9,444,000	9,046,408
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	6,487,500
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
(C)	36,203,000	29,686,460
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
(C)	36,750,000	29,616,825
Benefit Street Partners CLO II, Ser 2013-IIA
07/15/24 (B)(C)	23,450,000	19,463,500
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
01/20/26 (B)(C)	21,873,500	14,655,245
Benefit Street Partners CLO V
(C)	19,200,000	13,056,000
Brentwood CLO, Ser 2006-1A, Cl C
1.900%, 02/01/22 (B)(D)	8,500,000	7,480,000
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.525%, 04/20/22 (B)(D)	7,975,000	7,571,784

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2015

Description	Par Value	Fair Value
Carlyle Global Market Strategies, Ser 2014-3A, Cl SUB
(C)	$19,600,000	$14,504,000
Cerberus Onshore II CLO, Ser 2014-1A, Cl A1
2.289%, 10/15/23 (B)(D)	21,263,426	21,240,886
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
4.739%, 10/15/23 (B)(D)	22,500,000	20,916,450
CVP Cascade CLO, Ser 2014-2A, Cl D
5.087%, 07/18/26	5,539,000	4,403,505
CVP Cascade CLO, Ser 2014-2A, Cl E
6.087%, 07/18/26	8,000,000	5,760,000
Fifth Street Senior Loan Fund
(C)	34,362,000	30,582,180
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.487%, 01/20/27	9,000,000	8,604,720
Fifth Street Senior Loan Fund, Ser 2015-2A
2.249%, 09/29/27	2,000,000	1,989,600
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
7.669%, 09/29/27	19,050,000	17,135,475
Figueroa CLO, Ser 2013-1
03/21/24 (C)	17,500,000	11,287,500
Figueroa CLO, Ser 2013-2
12/18/25 (C)	13,070,000	10,177,609
Figueroa CLO, Ser 2013-2A, Cl D
5.345%, 12/18/25	4,000,000	3,300,000
Fortress Credit Funding, Ser 2012-5A
5.124%, 08/15/22	10,000,000	9,804,000
Fortress Credit Funding, Ser 2012-5I, Cl E
6.571%, 08/15/22 (D)	19,800,000	18,817,920
Fortress Credit Funding, Ser 2012-6A
6.571%, 08/15/22	8,415,000	8,162,550
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl C
3.724%, 10/15/26	2,000,000	1,964,800
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl D
4.674%, 10/15/26	4,000,000	3,897,600
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
7.033%, 10/15/26 (B)(D)	9,000,000	8,656,200
Golub Capital Partners CLO, Ser 2015-23A
5.750%, 05/05/27	3,300,000	2,885,025
Grayson CLO, Ser 2006-1A, Cl C
1.850%, 11/01/21 (B)(D)	10,250,000	9,276,250
Great Lakes CLO, Ser 2012-1A, Cl E
5.789%, 01/15/23 (B)(D)	12,897,000	11,478,330
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (B)(C)	21,336,000	14,935,200
Great Lakes CLO, Ser 2014-1A
(C)	24,200,000	17,424,000
Great Lakes CLO, Ser 2014-1A, Cl F
6.289%, 04/15/25 (B)(D)	7,750,000	6,122,500
Great Lakes CLO, Ser 2015-1
(C)	22,855,000	19,655,300
Great Lakes CLO, Ser 2015-1A, Cl E
6.970%, 07/15/26	15,750,000	14,175,000
Great Lakes CLO, Ser 2015-1A, Cl F
7.770%, 07/15/26	7,175,000	6,098,750
Halcyon Loan Advisors Funding 2015-2, Ser 2015-2A, Cl E
6.037%, 07/25/27 (B)(D)	4,500,000	4,003,155
Harbourview CLO VII, Ser 7A
5.455%, 11/18/26	7,000,000	5,880,000
Hildene CLO, Ser 2014-2A, Cl D
3.987%, 07/19/26 (B)(D)	4,000,000	3,752,000
ICE EM CLO, Ser 2007-1A, Cl A3
1.369%, 08/15/22 (B)(D)	5,000,000	4,400,000
ICE Global Credit CLO, Ser 2012-1A, Cl C
4.909%, 04/04/23	1,000,000	961,100

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2015

Description	Par Value	Fair Value
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.159%, 04/04/23 (B)(D)	$13,500,000	$11,610,000
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	33,378,750
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	22,478,750
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	12,656,250
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	6,000,000
Ivy Hill Middle Market Credit Fund, Ser 7A
10/20/25 (B)(C)	24,552,000	18,905,040
Jamestown CLO, Ser 2015-7A, Cl D
5.782%, 07/25/27	6,000,000	5,193,600
Jamestown CLO, Ser 2015-7A, Cl E
7.032%, 07/25/27	6,000,000	4,794,000
JFIN MM CLO, Ser 2014-1A, Cl C
2.947%, 04/20/25 (B)(D)	3,750,000	3,553,125
JFIN MM CLO, Ser 2014-1A, Cl D
3.637%, 04/20/25 (B)(D)	14,990,000	13,416,050
JFIN MM CLO, Ser 2014-1A, Cl E
6.674%, 04/10/25	12,500,000	11,250,000
JFIN MM CLO, Ser 2015-2A
10/19/26 (C)	15,000,000	14,268,750
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.287%, 01/20/21 (B)(D)	4,000,000	3,970,000
JFIN Revolver CLO 2014, Ser 2014-2A, Cl C
3.083%, 02/20/22 (B)(D)	4,500,000	4,387,500
Kingsland, Ser 2013-6A, Cl E
5.294%, 10/28/24 (B)(D)	2,000,000	1,672,800
KVK CLO, Ser 2012-2A, Cl SUB
02/10/25 (B)(C)	33,573,000	16,954,365
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.855%, 01/25/24	15,000,000	14,400,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/24 (B)(C)	25,988,000	22,349,680
Midocean Credit CLO, Ser 2014-3A
6.292%, 07/21/26	7,250,000	5,604,250
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.845%, 08/28/26 (B)(D)	4,500,000	4,410,000
Nelder Grove CLO, Ser 2014-1A, Cl E
7.075%, 08/28/26 (B)(D)	9,000,000	8,550,000
Neuberger Berman CLO, Ser 2012-13A, Cl SUB
01/23/24 (B)(C)	4,274,000	1,709,600
Neuberger Berman CLO, Ser 2013-15A
10/25/25 (B)(C)	18,151,850	10,165,036
Neuberger Berman CLO, Ser 2014-16A, Cl SFN
04/15/26 (B)(C)	1,995,000	1,336,650
Neuberger Berman CLO, Ser 2014-16A, Cl SUB
04/15/26 (B)	29,925,000	14,513,625
Neuberger Berman CLO, Ser 2014-17A, Cl SFN
08/04/25 (B)(C)	341,579	228,858
Neuberger Berman CLO, Ser 2014-17A, Cl SUB
08/04/25 (B)(C)	5,900,000	3,422,000
Newstar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.395%, 07/25/25 (B)(D)	15,000,000	13,725,000
Newstar Clarendon Fund CLO, Ser 2014-1A
6.345%, 01/25/27	23,726,000	20,221,670
Newstar Commercial Loan Funding, Ser 2015-1A, Cl D
5.813%, 01/20/27 (B)(D)	3,625,000	3,614,814
Newstar Trust, Ser 2012-2A, Cl A
2.175%, 01/20/23 (B)(D)	5,000,000	5,012,500
OCP CLO, Ser 2012-2A, Cl SUB
11/22/23 (B)(C)	18,445,000	9,406,950

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2015

Description	Par Value	Fair Value
OFSI Fund VI, Ser 2014-6A, Cl C
3.939%, 03/20/25 (B)(D)	$4,000,000	$3,533,200
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.550%, 08/01/24 (B)(D)	5,616,453	5,476,042
Saranac CLO, Ser 2014-2A, Cl E
5.483%, 02/20/25 (B)(D)	6,667,000	5,766,955
Shackleton CLO, Ser 2014-6A, Cl E
5.289%, 07/17/26 (B)(D)	9,000,000	7,487,100
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	14,071,500
Shackleton I CLO, Ser 2012-1A, Cl INC
08/14/23 (B)(C)	23,500,000	12,455,000
TICP CLO
(C)	7,000,000	4,480,000
Tricadia CDO, Ser 2006-6X, Cl B2L
5.723%, 11/05/41 (D)	4,005,978	5,247,831
Trinitas CLO, Ser 2014-1A, Cl C
3.089%, 04/15/26 (B)(D)	2,500,000	2,356,250
Trinitas CLO, Ser 2014-1A, Cl D
3.889%, 04/15/26 (B)(D)	4,000,000	3,660,000
Trinitas CLO, Ser 2014-1A, Cl SUB
04/15/26 (B)(C)	16,713,000	10,696,320
Trinitas CLO, Ser 2014-2A
4.089%, 07/15/26	15,054,000	13,849,680
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/16 (B)(C)	6,500,000	870,610
Venture CDO, Ser 2012-10A, Cl F
7.287%, 07/20/22 (B)(D)	5,000,000	4,800,000
Venture CDO, Ser 2012-10A, Cl SUB
07/20/22 (B)(C)	12,312,000	8,002,800
Venture CDO, Ser 2012-11AR
8.059%, 11/14/22	11,000,000	10,312,500
Venture CDO, Ser 2012-12A, Cl SUB
02/28/24 (B)(C)	38,240,000	24,091,200
Venture XIV CLO, Ser 2013-14A
08/28/25 (B)(C)	1,338,889	803,333
Venture XIV CLO, Ser 2013-14A, Cl SUB
08/28/25 (B)(C)	21,930,000	14,144,850
Venture XV CLO, Ser 2013-15A
(C)	12,878,000	8,821,430
Zohar CDO, Ser 2007-3A, Cl A2
0.890%, 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
1.090%, 04/15/19 (B)(D)	56,000,000	14,560,000

		1,102,290,650

UNITED STATES — 13.8%
Benefit Street Partners CLO VIII Warehouse Note
(C)	175,000	17,039,750
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
6.424%, 04/28/26 (B)(D)	13,000,000	12,351,300
Ivy Hill IV
07/03/21 (C)	85,000,000	81,600,000
NXT Capital CLO, Ser 2012-1A, Cl E
7.787%, 07/20/22 (B)(D)	10,286,000	10,286,000
TICC CLO, Ser 2012-1A
2.079%, 08/25/23	75,000,000	75,000,000

		196,277,050

Total Asset-Backed Securities (Cost $1,439,691,530)		1,377,813,175

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2015

Description	Shares	Fair Value

REGISTERED INVESTMENT COMPANIES (E) — 1.3%

UNITED STATES — 1.3%
Ares Dynamic Credit Allocation Fund	399,472	$5,580,624
Blackstone/GSO Senior Floating Rate Term Fund	67,044	1,063,318
Guggenheim Strategic Opportunities Fund	117,396	2,099,040
Neuberger Berman High Yield Strategies Fund	277,746	2,830,232
Nuveen Preferred & Income Term Fund	43,319	949,119
Stone Harbor Emerging Markets Income Fund	248,637	2,963,753
Western Asset Emerging Markets Income Fund	286,371	2,737,707

Total Registered Investment Companies (Cost $20,770,855)		18,223,793

COMMON STOCK — 0.2%

UNITED STATES — 0.2%
Ares Capital (A)	189,314	2,741,267

Total Common Stock (Cost $2,759,824)		2,741,267

CASH EQUIVALENT — 2.9%

UNITED STATES — 2.9%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.030%(F)(G)	41,528,424	41,528,424

Total Cash Equivalent (Cost $41,528,424)		41,528,424

Total Investments — 101.3% (Cost $1,504,750,633)(H)		$1,440,306,659

Percentages based on Limited Partners’ Capital of $1,421,272,176.

Transactions with affiliated funds during the period ended September 30, 2015 are as follows:

	Value of Shares Held as of 09/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$41,528,424	$326,673,422	$341,170,071	$—	$8,982

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2015 was $1,380,554,442 and represented 97.1% of Limited Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2015, the market value of the Rule 144A positions amounted to $746,068,638 or 52.5% of Limited Partners’ Capital.
(C)	Represents equity / residual tranche.
(D)	Variable rate security. The rate reported is the rate in effect as of September 30, 2015.
(E)	Closed-End Fund traded on exchange.
(F)	Rate shown is the 7-day effective yield as of September 30, 2015.
(G)	Investment in affiliated security.
(H)	The aggregate cost of investments for tax purposes was $1,504,750,633. Net unrealized depreciation on investments for tax purposes was $(64,443,974) consisting of $87,330,041 gross unrealized appreciation and $151,774,015 of gross unrealized depreciation.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$75,776,605	$1,302,036,570	$1,377,813,175
Registered Investment Companies	18,223,793	—	—	18,223,793
Common Stock	2,741,267	—	—	2,741,267
Cash Equivalent	41,528,424	—	—	41,528,424

Total Investments in Securities	$62,493,484	$75,776,605	$1,302,036,570	$1,440,306,659

(1)	Of the $1,302,036,570 in Level 3 securities as if September 30, 2015, all were valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2015	$1,338,325,013
Accrued discounts/premiums	13,390,131
Realized gain/(loss)	30,358,241
Change in unrealized appreciation/(depreciation)	(47,013,059)
Proceeds from Sales	(349,441,125)
Purchases	316,417,369

Ending balance as of September 30, 2015	$1,302,036,570

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(40,235,904)

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 24, 2015

By (Signature and Title)	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Treasurer

Date: November 24, 2015